Fair values of financial instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Financial risk management and fair values of financial instruments
Schedule of movement in the loss allowance account in respect of trade receivable
Movement in the loss allowance account in respect of trade receivable during the years ended December 31, 2021 and 2020 is as follows:

	2021 $	2020 $
Balance at January 1	411,059	22,490
Impairment losses recognized during the year	110,114	386,387
Exchange differences	(2,205)	2,182

Balance at December 31	518,968	411,059

Schedule of remaining contractual maturities at the end of the reporting period of the non-derivative financial liabilities and derivative financial liabilities, which are based on contractual undiscounted cash flows

	Contractual undiscounted cash outflow
	Within 1 year or on demand $	Between 1 and 2 years $	More than 2 years $	Total $	Carrying amount $
As at December 31, 2021
Liabilities
Trade payables	9,979,726	—	—	9,979,726	9,979,726
Accrued expenses and other current liabilities	36,280,298	—	—	36,280,298	36,280,298
Lease liabilities	1,921,466	1,743,456	2,316,248	5,981,170	5,267,210
Preference share liabilities –redemption amount	—	—	123,556,616	123,556,616	61,373,153

Total liabilities	48,181,490	1,743,456	125,872,864	175,797,810	112,900,387

	Contractual undiscounted cash outflow
	Within 1 year or on demand $	Between 1 and 2 years $	More than 2 years $	Total $	Carrying amount $
As at December 31, 2020
Liabilities
Trade payables	13,436,941	—	—	13,436,941	13,436,941
Accrued expenses and other current liabilities	8,930,905	—	—	8,930,905	8,930,905
Deferred consideration	1,358,189	—	—	1,358,189	1,304,588
Convertible securities	12,499,363	—	—	12,499,363	15,346,113
Lease liabilities	919,031	567,863	267,852	1,754,746	1,669,857
Amounts due to shareholders	133,314	—	—	133,314	133,314

Total liabilities	37,277,743	567,863	267,852	38,113,458	40,821,718

Schedule of amounts for the exposure to currency risk

	December 31, 2021
	USD $	RMB $
Trade receivables	373,889	—
Deposits and prepayments	3,899,656	4,500,406
Cash and cash equivalents	1,231,648	14
Trade payables	(2,112,494)	(6,113,239)
Accrued expenses and other current liabilities	(11,420,246)	(107)

Net exposure to currency risk	(8,027,547)	(1,612,926)

	December 31, 2020
	USD $	RMB $
Trade receivables	169	—
Other receivables	—	290
Amount due from a shareholder	192	—
Amount due from a joint venture	—	180,825
Cash and cash equivalents	3,503,003	1,450
Trade payables	(109,390)	(4,666,840)

Net exposure to currency risk	3,393,974	(4,484,275)

Schedule of sensitivity analysis

	2021		2020
	Increase/ (decrease) in foreign exchange rates	Effect on profit after tax and retained profits $	Increase/ (decrease) in foreign exchange rates	Effect on profit after tax and retained profits $
USD	1%	(67,269)	1%	27,206
	(1)%	67,269	(1)%	(27,206)
RMB	1%	(13,468)	1%	(37,444)
	(1)%	13,468	(1)%	37,444

Schedule of fair value measurements

		Fair value measurements at June 30, 2022 categorized into
	Fair value at June 30, 2022 $	Level 1 $	Level 2 $	Level 3 $
Recurring fair value measurements
Asset:
Financial assets at fair value through profit or loss:
– Unlisted securities	26,746,657	—	—	26,746,657

Liability:
Warrant liabilities	8,311,000	—	—	8,311,000

		Fair value measurements at December 31, 2021 categorized into
	Fair value at December 31, 2021 $	Level 1 $	Level 2 $	Level 3 $
Recurring fair value measurements
Asset:
Financial assets at fair value through profit or loss:
– Unlisted securities	9,906,000	—	—	9,906,000

Liability:
Preference shares liabilities
– conversion feature	425,031,617	—	—	425,031,617

	Fair value at December 31, 2021 $	Fair value measurements as at December 31, 2021 categorized into
		Level 1 $	Level 2 $	Level 3 $
Recurring fair value measurements
Assets:
Financial assets at fair value through profit or loss:	9,906,000	—	—	9,906,000

– Unlisted securities
Liabilities:
Preference shares liabilities – conversion feature	425,031,617	—	—	425,031,617

	Fair value at December 31, 2020 $	Fair value measurements as at December 31, 2020 categorized into
		Level 1 $	Level 2 $	Level 3 $

Recurring fair value measurements
Liabilities:
Convertible securities	15,346,113	—	—	15,346,113

Schedule of information about Level 3 fair value measurements

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement

Financial assets at fair value through profit or loss	Adjusted net asset value	Underlying assets’ value	The estimated fair value would increase if the underlying assets’ value is higher

Preference shares liabilities – conversion feature
Discounted cash flow and equity allocation method: the conversion feature is measured by deducting the present value of the expected redemption amount from the fair value of the preferred shares.

The fair value of the preference shares is determined by applying the equity allocation method to the total equity value of the Group estimated based on the net present value of future cash flows.

Risk-adjusted discount rate adopted in the discounted cashflow method for the valuation of equity interest: 15.90%

Discount for lack of marketability: 12%

Expected volatility adopted in the equity allocation method: 41.03%

The estimated fair value would increase (decrease) if:

•  the risk-adjusted discount rate was lower (higher);

•  the discount for lack of marketability was lower (higher); or

•  the expected volatility was higher (lower)

Warrant liabilities	Binominal option pricing model	Risk free rate: 3.10% Expected volatility: 33.38%	The estimated fair value would increase (decrease) if: • risk free rate was higher (lower) • the expected volatility was higher (lower)

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement

Financial assets at fair value through profit or loss	Adjusted net asset value	Underlying assets’ value	The estimated fair value would increase if the underlying assets’ value is higher.

Preferred shares liabilities – conversion feature	Discounted cash flow and equity allocation method: the conversion feature is measured by deducting the present value of the expected redemption	• risk-adjusted discount rate adopted in the discounted cashflow method for the valuation of equity interest: 15.90%	The estimated fair value would increase (decrease) if: • the risk-adjusted discount rate were lower (higher);

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement amount from the fair value of the preferred shares.
The fair value of the preferred shares is determined by applying the equity allocation method to the total equity value of the Group estimated based on the net present value of future cash flows.
		• discount for lack of marketability: 12% • expected volatility adopted in the equity allocation method: 41.03%	• the discount for lack of marketability were lower (higher); or • the expected volatility were higher (lower)

Convertible securities
Discounted cash flow and binomial tree pricing model
	: the valuation model considers the total equity value of the Group based on the net present value of future cash flows, and the binomial tree pricing model to determine the fair value of the convertible securities.	• risk-adjusted discount rate adopted in the discounted cashflow method for the valuation of equity interest: 15.90% • expected volatility 40.60%	The estimated fair value would increase (decrease) if: • the risk-adjusted discount rate were lower (higher); or • the expected volatility were higher (lower)

Schedule of changes in the Group's loss if there is an change in the significant unobservable inputs used
The following table indicates instantaneous changes in the Group’s loss if there is an increase/decrease in the significant unobservable inputs used in the valuation of warrant liabilities, assuming all other variables remain constant.

	June 30, 2022
Significant unobservable inputs	Increase/ (decrease) in significant unobservable inputs %	Increase/ (decrease) on the Group’s loss $
Risk free rate	5	100
	(5)	(99)
Expected volatility	5	852
	(5)	(849)
The following table indicates instantaneous changes in the Group’s loss if there is an increase/decrease in the significant unobservable inputs used in the valuation of
preferred shares liabilities — conversion feature, assuming all other variables remain constant.

	December 31, 2021
Significant unobservable inputs	Increase/ (decrease) in significant unobservable inputs %	Increase/ (decrease) on the Group’s loss $
Risk-adjusted discount rate	5	(48,370,219)
	(5)	55,767,113
Discount for lack of marketability	5	(1,795,038)
	(5)	1,795,061
Expected volatility	5	84,785
	(5)	(89,520)

	December 31, 2021
Significant unobservable inputs	Increase/ decrease) in significant unobservable inputs %	Increase/ (decrease) on the Group’s loss $
Risk-adjusted discount rate	5	(48,370,219)
	(5)	55,767,113
Discount for lack of marketability	5	(1,795,038)
	(5)	1,795,061
Expected volatility	5	84,785
	(5)	(89,520)